Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock Incentive Plans [Abstract]
Stock Incentive Plans

Note 4 — Stock Incentive Plans

At September 30, 2014, options to purchase up to 1.3 million shares of our common stock were outstanding.

In September, 2014 shareholders approve the 2014 Long-Term Incentive Plan, which allows for the granting of up to 5.0 million shares under awards issued under the plan. At September 30, 2014 there remained 4.0 million shares available for future awards and grants under the 2014 plan.

At September 30, 2014 the company had an aggregate of 11,913 shares remaining for grant from previous plans.

Stock-based Compensation. Certain option and share awards provide for accelerated vesting if there is a change in control as defined in the applicable plan and certain employment agreements. The following table summarizes stock-based compensation expense:

	Three months ended September 30,		Nine months ended September 30,
(In thousands)	2013	2014	2013	2014
Research and development	$19	$15	$42	$34
General and administrative	17	131	51	152
Total	$36	$146	$93	$186

Stock Options — Stock option activity was as follows:

	Options Outstanding
	2014
	Shares	Weighted Average Exercise Price
Outstanding on January 1	284,829	$39.46
Grants	1,019,000	$1.07
Forfeitures	(325)	$426.83
Outstanding on September 30	1,303,504	$9.35
Exercisable as of September 30	408,504	$27.50

The following table summarizes additional information on our stock options outstanding at September 30, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.01 – $1.07	1,019,000	8.75	$1.07	124,000	$1.07
$2.00 – $2.20	154,288	6.92	2.02	154,288	2.02
$11.60 – $50.00	11,175	5.76	22.44	11,175	22.44
$50.01 – $90.80	84,694	4.14	61.40	84,694	61.40
$127.60 – $167.60	28,166	3.71	136.60	28,166	136.60
$207.60 – $588.80	6,181	3.52	241.28	6,181	241.28
Totals	1,303,504	8.07	$9.35	408,504	$27.50
Exercisable	408,504	5.44

In September 2014, options to purchase 0.771 million shares at $1.07 were granted to J. Michael French under his revised employment agreement. The options have a ten year term. At the one year anniversary of the grant, 0.257 million options vest, with the remaining 0.514 million options vesting monthly over the subsequent 24 months.

In September 2014, options to purchase 0.043 million shares at $1.07 were granted to each of the four non-employee members of our board of directors as an initial award for board membership. The options have a five year term and 0.086 million options vested immediately upon grant with the remaining 0.086 million options vesting in September 2015.

In September 2014, options to purchase 0.019 million shares at $1.07 were granted to each of the four non-employee members of our board of directors as stock based compensation for the period July 1, 2014 to December 31, 2014. The options have a five year term and 0.038 million options vested immediately upon grant with the remaining 0.038 million options vesting on December 31, 2014.

At September 30, 2014, we had $0.93 million of total unrecognized compensation expense related to unvested stock options. We expect to recognize this cost over a weighted average period of 2.7 years.

At September 30, 2014, the intrinsic value of options outstanding or exercisable was zero as there were no options outstanding with an exercise price less than the per share closing market price of our common stock at that date. No options were exercised during the periods ended September 30, 2013 and 2014.

Note 7 — Stock Incentive Plans

At December 31, 2013, options to purchase up to 0.28 million shares of our common stock were outstanding, and 0.61 million shares were reserved for future awards under our stock incentive plans.

Our stock incentive plans include the 2002 Stock Option Plan, 2004 Stock Incentive Plan and 2008 Stock Incentive Plan. In addition, there are outstanding grants under our 2000 Nonqualified Stock Option Plan, which expired in 2010, and the 2006 Cequent Stock Incentive Plan under which 58,083 stock options outstanding at the time of the Cequent acquisition were converted to options to purchase shares of our common stock. Under our stock compensation plans, we are authorized to grant options to purchase shares of common stock to our employees, officers and directors and other persons who provide services to us. The options to be granted are designated as either incentive stock options or non-qualified stock options by our board of directors, which also has discretion as to the person to be granted options, the number of shares subject to the options and the terms of the option agreements. Only employees, including officers and part-time employees, may be granted incentive stock options. Under our 2004 and 2008 plans, we are authorized to grant awards of stock options, restricted stock, stock appreciation rights and performance shares. At December 31, 2013, no stock appreciation rights or performance shares have been granted. Options granted under the plans generally have terms of ten years from the date of grant and vest over three years.

Stock-based Compensation. Certain option and share awards provide for accelerated vesting if there is a change in control as defined in the applicable plan and certain employment agreements. The following table summarizes stock-based compensation expense:

	Year Ended December 31,
(In thousands)	2012	2013
Research and development	$385	$53
General and administrative	416	82
Total	$801	$135

Stock Options — Stock option activity was as follows:

	Year Ended December 31,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding on January 1	578,257	$26.22	284,829	$39.46
Forfeited/Expired	(293,428)	7.53	-	-
Outstanding on December 31	284,829	$39.46	284,829	$39.46
Exercisable as of December 31	194,058	$56.62	246,559	$45.28

The following table summarizes additional information on our stock options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$2.00 - $2.20	154,288	7.66	$2.02	116,018	$2.02
$11.60 - $50.00	39,406	5.41	37.61	39,406	37.61
$50.00 - $90.80	56,463	4.83	70.24	56,463	70.24
$127.60 - $207.60	33,666	4.45	148.20	33,666	148.20
$420.00 - $588.80	1,006	1.80	485.37	1,006	467.05
Totals	284,829	6.39	$39.39	246,559	$45.19
	Weighted-Average Exercisable Remaining Contractual Life (Years)				6.19

We use Black-Scholes to determine the fair value of our stock-based awards. The determination of the fair value of stock-based awards on the date of grant using an option-pricing model is affected by our stock price as well as by assumptions regarding a number of complex and subjective variables. As we meet the criteria outlined for “plain-vanilla” options by the SEC, we use the mid-point between the vesting date and the expiration date as the expected term. We meet the criteria of having had significant past structural changes such that our historical exercise data is not reasonably extrapolated to an expected term. We estimate volatility of our common stock by using our stock price history to forecast stock price volatility. The risk-free interest rates used in the valuation model were based on U.S. Treasury issues with terms similar to the expected term on the options. We do not anticipate paying any dividends in the foreseeable future. No options were granted in 2012 or 2013.

At December 31, 2013, we had $0.06 million of total unrecognized compensation expense related to unvested stock options. We expect to recognize this cost over a weighted average period of 0.9 years.

At December 31, 2013, the intrinsic value of options outstanding or exercisable was zero as there were no options outstanding with an exercise price less than the per share closing market price of our common stock at that date. No options were exercised in either 2012 or 2013. The total grant date fair value of options that vested during 2012 and 2013 was $0.5 million and $.15 million, respectively.

Restricted Stock Awards — We have issued shares of restricted stock to certain employees and Board. We granted 0.36 million fully vested restricted common stock shares in 2012. No restricted common stock shares were issued in 2013. Stock-based compensation expense recorded in 2012 related to these awards was $0.19 million.

Employee Stock Purchase Plan — At December 31, 2013, no shares of common stock have been reserved for issuance under our 2007 ESPP, of which 18,141 shares had been issued prior to plan termination in mid-year 2012.